UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C.
                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011
                                                -----------------

Check here if Amendment [    ]; Amendment Number:
                                                   ----------
This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        40 North Industries LLC
             ----------------------------
Address:     9 W. 57th Street, 30th Floor
             ----------------------------
             New York, NY 10019
             ----------------------------

Form 13F File Number:  28-14260
                       --------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Lawrence Palermo
            ----------------
Title:      Chief Financial Officer
            -----------------------
Phone:      212-821-1623
            -----------------------

Signature, Place, and Date of Signing:

/s/Lawrence Palermo        New York        February 10, 2012
-------------------     --------------     ----------------


Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
          Form 13F File Number          Name
          28-                           None
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
Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     48

Form 13F Information Table Value Total:     $ 319,481
                                            ---------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.     Form 13F File Number     Name

             28-
             -----                    ---------------------------

                                                       40 NORTH INDUSTRIES LLC
                                         FORM 13F INFORMATION TABLE AS OF DECEMBER 31, 2011


                                                                                                               VOTING AUTHORITY
                                                          VALUE X  SHARES/   SH/   PUT/   INVSTMT    OTHER     ----------------
NAME OF ISSUER                TITLE OF CLASS  CUSIP       ($1000)  PRN AMT   PRN   CALL   DISCRETN   MGRS   SOLE     SHARED    NONE
--------------                --------------  -----       ------   -------   ---   ----   --------   ----   ----     ------    ----

ACCO BRANDS CORP              COM             00081T 10 8   2,444  253,214   SH           SOLE              253,214
AMC NETWORKS INC              CL A            00164V 10 3   3,330   88,601   SH           SOLE               88,601
AMERICAN TOWER CORP           CL A            029912 20 1   8,296  138,240   SH           SOLE              138,240
AMERICAN TOWER CORP           CL A            029912 20 1   9,548  159,100         CALL   SOLE              159,100
APPLE INC                     COM             037833 10 0   6,352   15,685   SH           SOLE               15,685
CABLEVISION SYS CORP          CL A NY CABLVS  12686C 10 9   2,467  173,500   SH           SOLE              173,500
CELANESE CORP DEL             COM SER A       150870 10 3   3,322   75,040   SH           SOLE               75,040
CISCO SYS INC                 COM             17275R 10 2   9,263  512,325   SH           SOLE              512,325
COMVERSE TECHNOLOGY INC       COM PAR $0.10   205862 40 2   1,578  230,000   SH           SOLE              230,000
DIAMOND FOODS INC             COM             252603 10 5   2,372   73,500         CALL   SOLE               73,500
DIRECTV                       COM CL A        25490A 10 1   5,996  140,214   SH           SOLE              140,214
DOLLAR THRIFTY AUTOMOTIVE GP  COM             256743 10 5   2,335   33,238   SH           SOLE               33,238
EL PASO CORP                  COM             28336L 10 9  15,927  599,421   SH           SOLE              599,421
GOODRICH CORP                 COM             382388 10 6  21,701  175,435   SH           SOLE              175,435
GOOGLE INC                    CL A            38259P 50 8  12,726   19,702   SH           SOLE               19,702
GRACE W R & CO DEL NEW        COM             38388F 10 8   7,239  157,649   SH           SOLE              157,649
GRIFOLS S A                   SPONSORED ADR   398438 30 9   2,386  431,472   SH           SOLE              431,472
HERTZ GLOBAL HOLDINGS INC     COM             42805T 10 5   7,624  650,546   SH           SOLE              650,546
HEWLETT PACKARD CO            COM             428236 10 3   5,748  223,125   SH           SOLE              223,125
JAKKS PAC INC                 COM             47012E 10 6   2,318  164,251   SH           SOLE              164,251
KRAFT FOODS INC               CL A            50075N 10 4   7,089  189,751   SH           SOLE              189,751
LIBERTY MEDIA CORPORATION     LIB CAP COM A   530322 10 6   1,522   19,500   SH           SOLE               19,500
LOOPNET INC                   COM             543524 30 0   4,797  262,400   SH           SOLE              262,400
MARATHON OIL CORP             COM             565849 10 6   5,325  181,942   SH           SOLE              181,942
MARATHON PETE CORP            COM             56585A 10 2   5,325  159,948   SH           SOLE              159,948
MARKET VECTORS ETF TR         GOLD MINER ETF  57060U 10 0  41,168  800,475   SH           SOLE              800,475
MARRIOTT VACATIONS WRLDWDE C  COM             57164Y 10 7   2,598  151,370   SH           SOLE              151,370
MEDCO HEALTH SOLUTIONS INC    COM             58405U 10 2   9,598  171,700   SH           SOLE              171,700
MOTOROLA MOBILITY HLDGS INC   COM             620097 10 5  13,861  357,253   SH           SOLE              357,253
NOVAGOLD RES INC              COM NEW         66987E 20 6   2,567  302,725   SH           SOLE              302,725
PEPSICO INC                   COM             713448 10 8   3,878   58,450   SH           SOLE               58,450
PHARMERICA CORP               COM             71714F 10 4   2,586  170,375   SH           SOLE              170,375
PHARMERICA CORP               COM             71714F 10 4     185   12,200         CALL   SOLE               12,200
PHARMASSET INC                COM             71715N 10 6  17,134  133,650   SH           SOLE              133,650
PRICELINE COM INC             COM NEW         741503 40 3   2,947    6,300   SH           SOLE                6,300
SANOFI                        SPONSORED ADR   80105N 10 5     284  237,000   SH           SOLE              237,000
SARA LEE CORP                 COM             803111 10 3   6,906  365,029   SH           SOLE              365,029
SEMGROUP CORP                 CL A            81663A 10 5   3,205  123,000   SH           SOLE              123,000
SOHU COM INC                  COM             83408W 10 3   2,630   52,600   SH           SOLE               52,600
SOUTHERN UN CO NEW            COM             844030 10 6  10,560  250,760   SH           SOLE              250,760
UNIVERSAL AMERN CORP NEW      COM             91338E 10 1   4,602  362,110   SH           SOLE              362,110
VIACOM INC NEW                CL A            92553P 10 2   6,424  141,465   SH           SOLE              141,465
WEBMD HEALTH CORP             COM             94770V 10 2   2,248   59,875   SH           SOLE               59,875
WILLIAMS COS INC DEL          COM             969457 10 0   6,605  200,057   SH           SOLE              200,057
YAHOO INC                     COM             984332 10 6  10,877  674,333   SH           SOLE              674,333
SEAGATE TECHNOLOGY PLC        SHS             G7945M 10 7   1,899  115,800   SH           SOLE              115,800
TYCO INTERNATIONAL LTD        SHS             H89128 10 4   5,966  127,722   SH           SOLE              127,722
LYONDELLBASELL INDUSTRIES N   SHS - A -       N53745 10 0   3,724  114,613   SH           SOLE              114,613
